Distribution Date: Jun 26, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-NC1, Mortgage Pass-Through Certificates, Series 2006-NC1
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Distribution Package Includes: *
Issuance Dates
Issuance Parties
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report (other than the Payment Date Statement), or may change its format, at any time and without notice to any Certificateholder.
While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
60 Livingston Ave, St. Paul, MN 55107
www.usbank.com
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
N/A
Goldman Sachs
Litton Loan Servicing LP
March 25, 2006
February 28, 2006
February 01, 2006
-
Payment Date Statement
-
Remittance Summary
-
Delinquency Summary
-
Mortgage Loan Characteristics
-
Delinquency History Report - Six Months
-
CPR/CDR History Report - Six Months
-
Bankruptcy Loan Detail Report
-
Foreclosure Loan Detail Report
-
REO Loan Detail Report
-
Prepayment & Liquidation Loan Detail Report
-
Material Modifications, Extensions, Waivers Loan Detail Report
-
Material Breaches Loan Detail Report
06/21/2006 7:56 am
Contact:
Michael Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Distribution Date
26-Jun-06
Determination Date 15-Jun-06 Accrual Periods: Begin End
Record Date - Fixed Certificates 31-May-06 Libor Certificates 5/25/2006 6/25/2006
Record Date - Libor Certificates
23-Jun-06 Fixed Certificates
5/1/2006
5/31/2006
Payment Detail:
Pass
Realized
Applied Loss
Through
Original
Beginning
Principal
Interest
Total
Losses/
Amounts
Ending
Class
Rate (1)
Balance
Balance
Paid
Paid
Paid
Writedown
Recovered
Balance (2)
A-1 5.15125% $310,299,000.00 $280,886,379.78 $16,240,815.65 $1,286,147.52 $17,526,963.17 N/A N/A $264,645,564.13
A-2 5.26125% $224,955,000.00 $224,955,000.00 $0.00 $1,052,039.55 $1,052,039.55 N/A N/A $224,955,000.00
A-3 5.37125% $42,565,000.00 $42,565,000.00 $0.00 $203,224.23 $203,224.23 N/A N/A $42,565,000.00
M-1 5.44125% $23,213,000.00 $23,213,000.00 $0.00 $112,273.54 $112,273.54 $0.00 $0.00 $23,213,000.00
M-2 5.46125% $21,784,000.00 $21,784,000.00 $0.00 $105,749.22 $105,749.22 $0.00 $0.00 $21,784,000.00
M-3 5.48125% $12,857,000.00 $12,857,000.00 $0.00 $62,642.16 $62,642.16 $0.00 $0.00 $12,857,000.00
M-4 5.58125% $11,070,000.00 $11,070,000.00 $0.00 $54,919.50 $54,919.50 $0.00 $0.00 $11,070,000.00
M-5 5.60125% $10,714,000.00 $10,714,000.00 $0.00 $53,343.82 $53,343.82 $0.00 $0.00 $10,714,000.00
M-6 5.68125% $9,642,000.00 $9,642,000.00 $0.00 $48,692.10 $48,692.10 $0.00 $0.00 $9,642,000.00
B-1 6.22125% $9,285,000.00 $9,285,000.00 $0.00 $51,346.05 $51,346.05 $0.00 $0.00 $9,285,000.00
B-2 6.00000% $10,000,000.00 $10,000,000.00 $0.00 $50,000.00 $50,000.00 $0.00 $0.00 $10,000,000.00
B-3 6.00000% $6,428,000.00 $6,428,000.00 $0.00 $32,140.00 $32,140.00 $0.00 $0.00 $6,428,000.00
B-4 6.00000% $5,357,000.00 $5,357,000.00 $0.00 $26,785.00 $26,785.00 $0.00 $0.00 $5,357,000.00
B-5 6.00000% $7,142,000.00 $7,142,000.00 $0.00 $35,710.00 $35,710.00 $0.00 $0.00 $7,142,000.00
CE N/A $8,928,486.23 $8,928,486.23 $0.00 $839,174.23 $839,174.23 N/A N/A $8,928,486.23
P N/A $0.00 $0.00 $0.00 $323,885.75 $323,885.75 N/A N/A $0.00
R 0.00000% $0.00 $0.00 $0.00 $0.00 $0.00 N/A N/A $0.00
R-X 0.00000% $0.00 $0.00 $0.00 $0.00 $0.00 N/A N/A $0.00
Totals: $714,239,486.23 $684,826,866.01 $16,240,815.65 $4,338,072.67 $20,578,888.32 $0.00 $0.00 $668,586,050.36
(1) Reflects the application of Net Funds Cap
(2) Reflects increase due to Unpaid Loss Amounts recovered
Amounts Per 1,000:
Realized
Beginning
Principal
Interest
Losses/
Ending
Class
Cusip
Balance
Paid
Paid
Writedown
Balance
Index
Value
A-1 362334EA8 $905.21200449 $52.33924586 $4.14486518 $0.00000000 $852.87275863 LIBOR 5.08125%
A-2 362334EB6 $1,000.00000000 $0.00000000 $4.67666667 $0.00000000 $1,000.00000000 SWAP LIBOR 5.08125%
A-3 362334EC4 $1,000.00000000 $0.00000000 $4.77444450 $0.00000000 $1,000.00000000
M-1 362334ED2 $1,000.00000000 $0.00000000 $4.83666652 $0.00000000 $1,000.00000000
M-2 362334EE0 $1,000.00000000 $0.00000000 $4.85444455 $0.00000000 $1,000.00000000
M-3 362334EF7 $1,000.00000000 $0.00000000 $4.87222214 $0.00000000 $1,000.00000000
M-4 362334EG5 $1,000.00000000 $0.00000000 $4.96111111 $0.00000000 $1,000.00000000
M-5 362334EH3 $1,000.00000000 $0.00000000 $4.97888930 $0.00000000 $1,000.00000000
M-6 362334EJ9 $1,000.00000000 $0.00000000 $5.05000000 $0.00000000 $1,000.00000000
B-1 362334EK6 $1,000.00000000 $0.00000000 $5.53000000 $0.00000000 $1,000.00000000
B-2 362334EQ3 $1,000.00000000 $0.00000000 $5.00000000 $0.00000000 $1,000.00000000
B-3 362334ER1 $1,000.00000000 $0.00000000 $5.00000000 $0.00000000 $1,000.00000000
B-4 362334ES9 $1,000.00000000 $0.00000000 $5.00000000 $0.00000000 $1,000.00000000
B-5 362334ET7 $1,000.00000000 $0.00000000 $5.00000000 $0.00000000 $1,000.00000000
CE 362334EN0 $1,000.00000000 $0.00000000 $93.98841062 $0.00000000 $1,000.00000000
P 362334EP5 N/A N/A N/A N/A N/A
R 362334EM2 N/A N/A N/A N/A N/A
R-X 362334EL4 N/A N/A N/A N/A N/A
GSAMP TRUST 2006-NC1
Mortgage Pass-Through Certificates, Series 2006-NC1
STATEMENT TO CERTIFICATEHOLDERS

Contact:
Michael Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Distribution Date
26-Jun-06
GSAMP TRUST 2006-NC1
Mortgage Pass-Through Certificates, Series 2006-NC1
STATEMENT TO CERTIFICATEHOLDERS
Interest Detail:
Index +
Beginning
Interest
Allocation of
Total
Unpaid
Margin or
Unpaid Interest
Accrued @
Net PPIS &
Basis Risk
Basis Risk
Basis Risk
Interest
Interest
Class
Fix Rate
Amounts (1)
PT Rate
Relief Act
Paid
Unpaid
Paid (2)
Amounts
A-1 5.15125% $0.00 $1,286,147.52 $0.00 $0.00 $0.00 $0.00 $1,286,147.52 $0.00
A-2 5.26125% $0.00 $1,052,039.55 $0.00 $0.00 $0.00 $0.00 $1,052,039.55 $0.00
A-3 5.37125% $0.00 $203,224.23 $0.00 $0.00 $0.00 $0.00 $203,224.23 $0.00
M-1 5.44125% $0.00 $112,273.54 $0.00 $0.00 $0.00 $0.00 $112,273.54 $0.00
M-2 5.46125% $0.00 $105,749.22 $0.00 $0.00 $0.00 $0.00 $105,749.22 $0.00
M-3 5.48125% $0.00 $62,642.16 $0.00 $0.00 $0.00 $0.00 $62,642.16 $0.00
M-4 5.58125% $0.00 $54,919.50 $0.00 $0.00 $0.00 $0.00 $54,919.50 $0.00
M-5 5.60125% $0.00 $53,343.82 $0.00 $0.00 $0.00 $0.00 $53,343.82 $0.00
M-6 5.68125% $0.00 $48,692.10 $0.00 $0.00 $0.00 $0.00 $48,692.10 $0.00
B-1 6.22125% $0.00 $51,346.05 $0.00 $0.00 $0.00 $0.00 $51,346.05 $0.00
B-2 6.00000% $0.00 $50,000.00 $0.00 $0.00 $0.00 $0.00 $50,000.00 $0.00
B-3 6.00000% $0.00 $32,140.00 $0.00 $0.00 $0.00 $0.00 $32,140.00 $0.00
B-4 6.00000% $0.00 $26,785.00 $0.00 $0.00 $0.00 $0.00 $26,785.00 $0.00
B-5 6.00000% $0.00 $35,710.00 $0.00 $0.00 $0.00 $0.00 $35,710.00 $0.00
(1) Includes interest thereon
(2) Includes Applied Loss Amounts paid below
Applied Realized Loss Amount Detail:
Beginning
Applied
Applied
Current
Ending
Applied
Loss Amounts
Loss Amounts
Period
Applied
Class
Loss Amounts
Paid
Recoverd
Applied Losses
Loss Amounts
M-1 $0.00 $0.00 $0.00 $0.00 $0.00
M-2 $0.00 $0.00 $0.00 $0.00 $0.00
M-3 $0.00 $0.00 $0.00 $0.00 $0.00
M-4 $0.00 $0.00 $0.00 $0.00 $0.00
M-5 $0.00 $0.00 $0.00 $0.00 $0.00
M-6 $0.00 $0.00 $0.00 $0.00 $0.00
B-1 $0.00 $0.00 $0.00 $0.00 $0.00
B-2 $0.00 $0.00 $0.00 $0.00 $0.00
B-3 $0.00 $0.00 $0.00 $0.00 $0.00
B-4 $0.00 $0.00 $0.00 $0.00 $0.00
B-5 $0.00 $0.00 $0.00 $0.00 $0.00

Contact:
Michael Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Distribution Date
26-Jun-06
GSAMP TRUST 2006-NC1
Mortgage Pass-Through Certificates, Series 2006-NC1
STATEMENT TO CERTIFICATEHOLDERS
Excess Reserve Fund Account:
Miscellaneous:
Beginning Balance 0.00 Cumulative Recoveries 0.00
Deposit : required deposit from waterfall 0.00 Current P&I Advances 1,261,094.50
Withdrawal: for Basis Risk shortfalls 0.00 Outstanding P&I Advances 1,703,984.70
Ending Balance 0.00
Reconciliation:
Supplemental Interest Trust:
Available funds (A):
Deposit: Net Swap Receipt 167,862.77 Servicer remittance 20,413,022.96
Deposit: Termination Payment to trust 0.00 Net SWAP Receipts from Swap provider 167,862.77
Deposit / Withdrawal : Net Swap Payments to swap provider 0.00 20,580,885.73
Deposit / Withdrawal : Trust Termination Payment to swap provider 0.00 Distributions (B):
Withdrawal : to pay Unpaid Interest on certificates 0.00 Trustee fee 1,997.41
Withdrawal : to pay principal on certificates 0.00 Net SWAP Payments to SWAP provider from Swap Trust 0.00
Withdrawal : to pay Upper Tier Carryforward Amounts 0.00 Total interest distributed 4,338,072.67
Withdrawal : to pay Basis Risk shortfalls 0.00 Total principal distributed 16,240,815.65
Withdrawal : to pay Swap provider Default Termination payment 0.00 20,580,885.73
Withdrawal : to CE, remaining amounts 167,862.77
(A) - (B): 0.00
ACCOUNT ACTIVITY

Contact:
Michael Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Distribution Date
26-Jun-06
GSAMP TRUST 2006-NC1
Mortgage Pass-Through Certificates, Series 2006-NC1
STATEMENT TO CERTIFICATEHOLDERS
Trigger Event:
Stepdown Date:
Relevant information: Relevant information:
A) Current Balance of Loans 60+ days delinq, Bankruptcies, Foreclosures and REOs 6,829,444.63 Senior Enhancement Percentage (final) 20.404%
B) Ending collateral balance 668,586,050.36 Senior Enhancement Percentage for purposes of Stepdown 20.404%
C) Current Delinquency Rate (A/B) 1.021%
D) Rolling Three Month Delinquency Rate 0.578% The later of:
E) Senior Enhancement Percentage for Trigger 19.920% 1) the earlier of a) March 2009 NO
F) Applicable % 41.600% b) First payment date when Seniors are reduced to zero. NO
G) Applicable % times Senior Enhancement Percentage 8.287% 2) Date when Senior Enhancement % >= 38.2% NO
H) Cumulative Realized Losses 0.00
NO
I) Original Collateral Balance 714,239,486.23
J) Cumulative Loss % ( I / J) 0.000%
Overcollateralization:
K) Applicable Cumulative Loss Limit % (not applicable until March 2008) 100.000% Ending Overcollateralization Amount 8,928,486.23
Specified Overcollateralization Amount 8,928,486.23
A Trigger Event will occur if either (1) or (2) is True: Ending Overcollateralization deficiency amount 0.00
1) Rolling Three Month Delinquency Rate equals or exceeds applicable limit (D > = G). NO Overcollateralization release amount 0.00
2) Cumulative Loss % exceeds applicable limit (J > K).
NO
NO
Excess interest distributions:
Excess available interest (A):
671,311.46
Event of Default
Relevant information:
1) As additional principal to certificates 0.00
A) Cumulatiave Loss % 0.00% 2) Unpaid Interest & Unpaid Realized Loss Amounts 0.00
B) Applicable Cumulative Loss Limit % (not applicable until March 2008) 100.00% 3) Basis Risk Payment to Excess Reserve Fund 0.00
NO
4) to Supp Interest Trust - Swap Term Payments 0.00
5) Remaining Amounts to CE 671,311.46
(B): 671,311.46
(A)-(B): 0.00
CREDIT ENHANCEMENT AND TRIGGERS

Distribution Date: Jun 26, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-NC1, Mortgage Pass-Through Certificates, Series 2006-NC1
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST A+B+C+D):
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
684,826,866.01
16,240,815.65
0.00
0.00
0.00
668,586,050.36
343,033.57
15,866,658.29
31,123.79
0.00
0.00
16,240,815.65
4,134,173.74
285,344.68
0.00
507.50
0.00
0.00
0.00
3,848,321.56
323,885.75
0.00
20,413,022.96
0.00
285,344.68
0.00
0.00
0.00
0.00
0.00
GROUP:
REMITTANCE SUMMARY
06/21/2006 7:56 am

Distribution Date: Jun 26, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-NC1, Mortgage Pass-Through Certificates, Series 2006-NC1
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/PPP - Balance
Loans w/PPP - Count
Repurchase Loans - Count
Recoveries
3,094
3,024
0.9740730000
7.24418%
6.74068%
12.26230%
0.00
0
0.00
0.00
0.00
0.00
11,719,503.75
52
0
0.00
GROUP:
06/21/2006 7:56 am

Distribution Date: Jun 26, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-NC1, Mortgage Pass-Through Certificates, Series 2006-NC1
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Total
Current: Count
Sched Balance
Actual Balance
30-59 Days: Count
Sched Balance
Actual Balance
60-89 Days: Count
Sched Balance
Actual Balance
90-119 Days: Count
Sched Balance
Actual Balance
120+ Days: Count
Sched Balance
Actual Balance
2,951
650,991,281.42
651,296,595.54
42
10,765,324.31
10,777,648.24
14
2,959,808.35
2,963,738.46
17
3,869,636.28
3,876,463.58
0
0.00
0.00
Delinquent
Current: Count
Sched Balance
Actual Balance
30-59 Days: Count
Sched Balance
Actual Balance
60-89 Days: Count
Sched Balance
Actual Balance
90-119 Days: Count
Sched Balance
Actual Balance
120+ Days: Count
Sched Balance
Actual Balance
2,951
650,991,281.42
651,296,595.54
42
10,765,324.31
10,777,648.24
14
2,959,808.35
2,963,738.46
10
2,288,046.71
2,291,797.39
0
0.00
0.00
Bankruptcy
Current: Count
Sched Balance
Actual Balance
30-59 Days: Count
Sched Balance
Actual Balance
60-89 Days: Count
Sched Balance
Actual Balance
90-119 Days: Count
Sched Balance
Actual Balance
120+ Days: Count
Sched Balance
Actual Balance
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
GROUP:
DELINQUENCY SUMMARY
06/21/2006 7:56 am

Distribution Date: Jun 26, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-NC1, Mortgage Pass-Through Certificates, Series 2006-NC1
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Foreclosure
Current: Count
Sched Balance
Actual Balance
30-59 Days: Count
Sched Balance
Actual Balance
60-89 Days: Count
Sched Balance
Actual Balance
90-119 Days: Count
Sched Balance
Actual Balance
120+ Days: Count
Sched Balance
Actual Balance
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
7
1,581,589.57
1,584,666.19
0
0.00
0.00
REO
Current: Count
Sched Balance
Actual Balance
30-59 Days: Count
Sched Balance
Actual Balance
60-89 Days: Count
Sched Balance
Actual Balance
90-119 Days: Count
Sched Balance
Actual Balance
120+ Days: Count
Sched Balance
Actual Balance
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
06/21/2006 7:56 am

Distribution Date: Jun 26, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-NC1, Mortgage Pass-Through Certificates, Series 2006-NC1
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance
%
0K to 99.99K
341 20,769,998.35 3.11%
100K to 199.99K
1,180 179,708,203.04 26.88%
200K to 299.99K
864 212,972,794.49 31.85%
300K to 399.99K
415 142,269,030.21 21.28%
400K to 499.99K
142 63,364,030.94 9.48%
500K to 599.99K
52 28,200,649.30 4.22%
600K to 699.99K
18 11,844,665.01 1.77%
700K to 799.99K
9 6,691,979.99 1.00%
800K to 899.99K
1 831,176.93 0.12%
900K to 999.99K
2 1,933,522.10 0.29%
Total
3,024
668,586,050.36
100.00%
MORTGAGE LOAN CHARACTERISTICS
Remaining Principal Balance
Balance
0.00M
40.00M
80.00M
120.00M
160.00M
200.00M
240.00M
Group 1
0K to 99.99K 100K to 199.99K 200K to 299.99K 300K to 399.99K 400K to 499.99K 500K to 599.99K 600K to 699.99K 700K to 799.99K 800K to 899.99K
900K to 999.99K
Balance
06/21/2006 7:56 am

Distribution Date: Jun 26, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-NC1, Mortgage Pass-Through Certificates, Series 2006-NC1
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
5.00% - 5.49%
9 2,148,355.71 0.32%
5.50% - 5.99%
169 48,473,072.03 7.25%
6.00% - 6.49%
395 98,998,190.55 14.81%
6.50% - 6.99%
670 163,421,280.25 24.44%
7.00% - 7.49%
483 111,913,468.41 16.74%
7.50% - 7.99%
535 117,025,149.25 17.50%
8.00% - 8.49%
268 53,209,397.48 7.96%
8.50% - 8.99%
227 44,679,224.31 6.68%
9.00% - 9.49%
100 16,681,230.57 2.50%
9.50% - 9.99%
69 6,544,467.42 0.98%
10.00% - 10.49%
24 1,570,735.49 0.23%
10.50% - 10.99%
32 1,892,796.91 0.28%
11.00% - 11.49%
22 1,024,397.57 0.15%
11.50% - 11.99%
13 521,823.64 0.08%
12.00% - 12.49%
7 445,411.95 0.07%
13.00% - 13.49%
1 37,048.82 0.01%
Total
3,024
668,586,050.36
100.00%
Gross Rate
Gross Rate
Group 1 Weighted Average Rate: 7.24%
Count
Balance ($)
%
3.00% - 3.99%
3 287,681.35 0.05%
4.00% - 4.99%
1 202,532.63 0.04%
5.00% - 5.99%
1,295 316,546,200.37 60.18%
6.00% - 6.99%
795 193,057,794.51 36.70%
7.00% - 7.99%
75 15,627,283.02 2.97%
8.00% - 8.99%
1 265,045.36 0.05%
Total
2,170
525,986,537.24
100.00%
Gross Margins
Margin
Group 1 Weighted Average Margin: 6.06%
Count
Balance ($)
%
5.00% - 5.99%
163 47,216,409.37 8.98%
6.00% - 6.99%
765 198,320,059.75 37.70%
7.00% - 7.99%
789 184,229,617.01 35.03%
8.00% - 8.99%
370 80,089,713.30 15.23%
9.00% - 9.99%
76 15,274,604.09 2.90%
10.00% - 10.99%
6 724,718.83 0.14%
11.00% - 11.99%
1 131,414.89 0.02%
Total
2,170
525,986,537.24
100.00%
Lifetime Rate Floors
Floor
Group 1 Weighted Average Lifetime Rate Floor: 7.19%
06/21/2006 7:56 am

Distribution Date: Jun 26, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-NC1, Mortgage Pass-Through Certificates, Series 2006-NC1
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
12.00% - 12.99%
166 47,700,891.90 9.07%
13.00% - 13.99%
763 197,954,609.13 37.63%
14.00% - 14.99%
791 184,705,595.20 35.12%
15.00% - 15.99%
368 79,649,210.48 15.14%
16.00% - 16.99%
75 15,120,096.81 2.87%
17.00% - 17.99%
6 724,718.83 0.14%
18.00% - 18.99%
1 131,414.89 0.02%
Total
2,170
525,986,537.24
100.00%
Lifetime Rate Ceiling
Ceiling
Group 1 Weighted Average Lifetime Rate Ceiling: 14.19%
Count
Balance ($)
%
6
2,170 525,986,537.24 100.00%
Total
2,170
525,986,537.24
100.00%
Frequency of Interest Rate Adjustments
Months
Count
Balance ($)
%
6
2,170 525,986,537.24 100.00%
Total
2,170
525,986,537.24
100.00%
Frequency of Payment Adjustments
Months
Count
Balance ($)
%
6 Month LIBOR
2,170 525,986,537.24 100.00%
Total
2,170
525,986,537.24
100.00%
Indices
Index
Count
Balance ($)
%
2 Units
118 31,115,263.36 4.65%
3 Units
22 6,847,683.92 1.02%
4 Units
33 11,810,399.73 1.77%
Condominium
221 50,192,439.97 7.51%
High Rise Condo
7 1,413,930.20 0.21%
Low Rise Condo
41 4,658,829.78 0.70%
Planned Unit Development
446 96,890,989.90 14.49%
Single Family
2,135 465,558,171.77 69.63%
Townhouse
1 98,341.73 0.01%
Total
3,024
668,586,050.36
100.00%
Property Type
Type
06/21/2006 7:56 am

Distribution Date: Jun 26, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-NC1, Mortgage Pass-Through Certificates, Series 2006-NC1
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
2005
1,767 397,484,304.61 59.45%
2006
1,257 271,101,745.75 40.55%
Total
3,024
668,586,050.36
100.00%
Year of First Payment Date
Year
Count
Balance ($)
%
5.00% - 9.99%
1 62,533.00 0.01%
10.00% - 14.99%
4 356,352.03 0.05%
100.0% - 105.0%
6 1,392,737.67 0.21%
15.00% - 19.99%
15 639,751.80 0.10%
20.00% - 24.99%
154 7,110,471.68 1.06%
25.00% - 29.99%
17 2,234,827.67 0.33%
30.00% - 34.99%
25 3,377,282.57 0.51%
35.00% - 39.99%
34 5,478,108.67 0.82%
40.00% - 44.99%
52 8,606,067.18 1.29%
45.00% - 49.99%
71 13,119,183.26 1.96%
50.00% - 54.99%
157 28,880,353.42 4.32%
55.00% - 59.99%
165 33,874,126.57 5.07%
60.00% - 64.99%
208 48,124,134.03 7.20%
65.00% - 69.99%
207 51,374,439.79 7.68%
70.00% - 74.99%
217 50,454,438.41 7.55%
75.00% - 79.99%
197 46,589,688.70 6.97%
80.00% - 84.99%
1,087 271,036,834.96 40.54%
85.00% - 89.99%
170 41,327,416.94 6.18%
90.00% - 94.99%
189 44,490,042.37 6.65%
95.00% - 99.99%
48 10,057,259.64 1.50%
Total
3,024 668,586,050.36 100.00%
Original LTV
LTV
Group 1 Weighted Average LTV: 73
Count
Balance ($)
%
97 - 120
1 53,347.79 0.01%
169 - 192
53 6,472,862.53 0.97%
217 - 240
24 2,650,883.74 0.40%
289 - 312
3 627,429.01 0.09%
337 - 360
1,884 393,270,202.19 58.82%
457 - 480
1,059 265,511,325.10 39.71%
Total
3,024
668,586,050.36
100.00%
Remaining Amortization Term
Month
Group 1 Weighted Average Remaining Amortization Months: 398
06/21/2006 7:56 am

Distribution Date: Jun 26, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-NC1, Mortgage Pass-Through Certificates, Series 2006-NC1
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
97 - 120
1 53,347.79 0.01%
169 - 192
53 6,472,862.53 0.97%
217 - 240
24 2,650,883.74 0.40%
289 - 312
3 627,429.01 0.09%
337 - 360
2,943 658,781,527.29 98.53%
Total
3,024
668,586,050.36
100.00%
Remaining Term to Maturity
Month
Group 1 Weighted Average Remaining Months: 351
Count
Balance ($)
%
97 - 120
1 53,347.79 0.01%
169 - 192
53 6,472,862.53 0.97%
217 - 240
24 2,650,883.74 0.40%
289 - 312
3 627,429.01 0.09%
337 - 360
1,884 393,270,202.19 58.82%
457 - 480
1,059 265,511,325.10 39.71%
Total
3,024
668,586,050.36
100.00%
Original Amortization Term
Month
Group 1 Weighted Average Original Amortization Months: 405
Count
Balance ($)
%
97 - 120
1 53,347.79 0.01%
169 - 192
53 6,472,862.53 0.97%
217 - 240
24 2,650,883.74 0.40%
289 - 312
3 627,429.01 0.09%
337 - 360
2,943 658,781,527.29 98.53%
Total
3,024
668,586,050.36
100.00%
Original Remaining Term to Maturity
Month
Group 1 Weighted Average Original Remaining Months: 358
06/21/2006 7:56 am

Distribution Date: Jun 26, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-NC1, Mortgage Pass-Through Certificates, Series 2006-NC1
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
ALABAMA
3 318,830.52 0.05%
ALASKA
4 731,255.31 0.11%
ARIZONA
241 44,866,999.08 6.71%
ARKANSAS
13 1,413,734.53 0.21%
CALIFORNIA
905 265,957,357.78 39.78%
COLORADO
47 9,094,125.47 1.36%
CONNECTICUT
24 4,678,449.32 0.70%
DELAWARE
5 1,018,941.05 0.15%
DISTRICT OF COLUMBIA
8 2,160,668.36 0.32%
FLORIDA
537 95,476,852.32 14.28%
GEORGIA
35 5,494,835.63 0.82%
HAWAII
67 19,230,274.01 2.88%
IDAHO
12 1,730,325.93 0.26%
ILLINOIS
90 18,116,779.97 2.71%
INDIANA
5 503,946.50 0.08%
IOWA
2 197,870.17 0.03%
KANSAS
7 964,553.33 0.14%
KENTUCKY
7 922,348.55 0.14%
LOUISIANA
8 815,690.17 0.12%
MAINE
14 2,248,981.72 0.34%
MARYLAND
65 13,350,511.74 2.00%
MASSACHUSETTS
57 12,791,861.95 1.91%
MICHIGAN
34 4,951,952.62 0.74%
MINNESOTA
67 11,962,294.29 1.79%
MISSISSIPPI
10 1,217,251.67 0.18%
MISSOURI
12 1,800,087.14 0.27%
MONTANA
11 1,461,791.76 0.22%
NEBRASKA
2 192,340.70 0.03%
NEVADA
98 19,006,173.19 2.84%
NEW HAMPSHIRE
16 3,043,483.15 0.46%
NEW JERSEY
78 16,988,971.47 2.54%
NEW MEXICO
4 971,295.98 0.15%
NEW YORK
132 37,428,134.33 5.60%
NORTH CAROLINA
4 482,650.40 0.07%
NORTH DAKOTA
2 146,121.11 0.02%
OHIO
17 2,369,954.07 0.35%
OKLAHOMA
3 244,853.75 0.04%
OREGON
52 8,422,174.76 1.26%
PENNSYLVANIA
37 6,356,460.23 0.95%
RHODE ISLAND
15 2,801,344.02 0.42%
SOUTH CAROLINA
3 365,327.58 0.05%
TENNESSEE
30 3,760,719.75 0.56%
TEXAS
119 15,804,702.10 2.36%
UTAH
14 2,763,746.83 0.41%
VERMONT
1 114,360.47 0.02%
VIRGINIA
52 13,002,928.11 1.94%
WASHINGTON
40 8,792,064.86 1.32%
WEST VIRGINIA
1 152,514.16 0.02%
WISCONSIN
13 1,736,738.11 0.26%
WYOMING
1 160,420.34 0.02%
Total
3,024
668,586,050.36
100.00%
Geographic Distribution by State
State
06/21/2006 7:56 am

Distribution Date: Jun 26, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-NC1, Mortgage Pass-Through Certificates, Series 2006-NC1
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
0
5
10
15
20
25
30
35
40
CALIFORNIA
FLORIDA
ARIZONA
NEW YORK
HAWAII
NEVADA
ILLINOIS
NEW JERSEY
TEXAS
MARYLAND
VIRGINIA
MASSACHUSETTS
MINNESOTA
COLORADO
WASHINGTON
OREGON
PENNSYLVANIA
GEORGIA
MICHIGAN
CONNECTICUT
TENNESSEE
NEW HAMPSHIRE
RHODE ISLAND
UTAH
OHIO
MAINE
DISTRICT OF
COLUMBIA
MISSOURI
WISCONSIN
IDAHO
MONTANA
ARKANSAS
MISSISSIPPI
DELAWARE
NEW MEXICO
KANSAS
KENTUCKY
LOUISIANA
ALASKA
INDIANA
NORTH CAROLINA
SOUTH CAROLINA
ALABAMA
OKLAHOMA
IOWA
NEBRASKA
WYOMING
WEST VIRGINIA
NORTH DAKOTA
VERMONT
%
Collateral Balance Distribution by State
GROUP 1
06/21/2006 7:56 am

Distribution Date: Jun 26, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-NC1, Mortgage Pass-Through Certificates, Series 2006-NC1
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
DELINQUENCY HISTORY REPORT - SIX MONTHS
March 2006
April 2006
May 2006
June 2006
Count
Balance ($)
Count
Balance ($)
Count
Balance ($)
Count
Balance ($)
30 - 59 days
3 600,257.88 31 7,022,426.72 31 6,787,027.59 42 10,765,324.31
60 - 89 days
0 0.00 0 0.00 21 4,889,647.92 14 2,959,808.35
90 - 120 days
0 0.00 0 0.00 0 0.00 17 3,869,636.28
Foreclosure
0 0.00 0 0.00 0 0.00 7 1,581,589.57
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0.00M
2.00M
4.00M
6.00M
8.00M
10.00M
12.00M
14.00M
16.00M
18.00M
20.00M
3/
1/
20
06
4/
1/
20
06
5/
1/
20
06
6/
1/
20
06
Balance ($)
30 - 59 days
0.00M
2.00M
4.00M
6.00M
8.00M
10.00M
12.00M
14.00M
16.00M
18.00M
20.00M
5/
1/
20
06
6/
1/
20
06
Balance ($)
60 - 89 days
0.00M
2.00M
4.00M
6.00M
8.00M
10.00M
12.00M
14.00M
16.00M
18.00M
20.00M
6/
1/
20
06
Balance ($)
90 - 120 days
0.00M
2.00M
4.00M
6.00M
8.00M
10.00M
12.00M
14.00M
16.00M
18.00M
20.00M
6/
1/
20
06
Balance ($)
Foreclosure
06/21/2006 7:56 am

Distribution Date: Jun 26, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-NC1, Mortgage Pass-Through Certificates, Series 2006-NC1
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
CPR / CDR HISTORY REPORT - SIX MONTHS
Current
Percentage
Amount ($)
24.57%
15,897,782.08
24.57%
15,897,782.08
3 Month
Percentage
Amount ($)
20.32%
9,383,770.04
20.32%
9,383,770.04
Life CPR
Percentage
Amount ($)
17.49% 17.49%
Voluntary Constant Prepayment Rates (CPR)
Current
Percentage
Amount ($)
0.00%
0.00
0.00%
0.00
3 Month
Percentage
Amount ($)
0.00%
0.00
0.00%
0.00
Life CDR
Percentage
Amount ($)
0.00% 0.00%
Constant Default Rates (CDR)
06/21/2006 7:56 am

Distribution Date: Jun 26, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-NC1, Mortgage Pass-Through Certificates, Series 2006-NC1
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
3/1/2006 4/1/2006 5/1/2006 6/1/2006
Group 1
Total
Percentage
Current CPR
0M
2M
4M
6M
8M
10M
12M
14M
16M
18M
20M
3/1/2006 4/1/2006 5/1/2006 6/1/2006
Group 1
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
3/1/2006 4/1/2006 5/1/2006 6/1/2006
Group 1
Total
Percentage
Current CDR
0M
2M
4M
6M
8M
10M
12M
14M
16M
18M
20M
3/1/2006 4/1/2006 5/1/2006 6/1/2006
Group 1
Total
Amount ($)
06/21/2006 7:56 am

Distribution Date: Jun 26, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-NC1, Mortgage Pass-Through Certificates, Series 2006-NC1
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
# None #
BANKRUPTCY LOAN DETAIL REPORT
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:
06/21/2006 7:56 am

Distribution Date: Jun 26, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-NC1, Mortgage Pass-Through Certificates, Series 2006-NC1
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Foreclosure
Count
Balance ($)
%
GROUP 1
7 1,581,589.57 100.00%
FORECLOSURE LOAN DETAIL REPORT
GROUP 1
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
15566961 157,521.00 157,212.38 7.60% 02/01/2006 360
15567191 239,200.00 238,775.92 7.95% 02/01/2006 360
15571672 176,000.00 175,733.83 8.50% 02/01/2006 360
15571847 324,000.00 323,355.96 8.10% 02/01/2006 360
15573611 145,000.00 143,899.64 6.98% 02/01/2006 360
15602535 284,000.00 283,190.18 6.25% 02/01/2006 360
15606395 260,000.00 259,421.66 7.15% 02/01/2006 360
Total:
7
1,581,589.57
1,585,721.00
06/21/2006 7:56 am

Distribution Date: Jun 26, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-NC1, Mortgage Pass-Through Certificates, Series 2006-NC1
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
# None #
REO LOAN DETAIL REPORT
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Total:
06/21/2006 7:56 am

Distribution Date: Jun 26, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-NC1, Mortgage Pass-Through Certificates, Series 2006-NC1
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
70 15,946,582.44 15,866,658.29 0.00 684,826,866.01
2.32%
97.68%
1
Prepayment 2.32%
Liquidation 0.00%
Beginning Balance 97.68%
Total: 100.00%
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
GROUP 1
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
15493893 169,750.00 168,241.62 168,069.70 0.00 0.00 0.00 Voluntary PIF 05/24/2006 171.92 6.150% 4,134.72
15493976 318,500.00 315,615.89 315,287.30 0.00 0.00 0.00 Voluntary PIF 05/09/2006 328.59 6.050% 7,630.34
15494545 175,000.00 173,412.41 173,234.22 0.00 0.00 0.00 Voluntary PIF 05/31/2006 178.19 6.125% 4,249.71
15494776 146,000.00 144,993.97 144,864.96 0.00 0.00 0.00 Voluntary PIF 05/31/2006 129.01 6.850% 3,970.33
15494982 151,000.00 150,016.22 149,903.81 0.00 0.00 0.00 Voluntary PIF 05/10/2006 112.41 7.775% 3,002.55
15560766 240,000.00 240,000.00 240,000.00 0.00 0.00 0.00 Voluntary PIF 05/16/2006 0.00 7.200% 1,920.00
15561228 198,050.00 197,043.88 196,914.13 0.00 0.00 0.00 Voluntary PIF 05/05/2006 129.75 8.390% 6,609.75
15561608 167,650.00 166,986.65 166,908.09 0.00 0.00 0.00 Voluntary PIF 05/25/2006 78.56 10.075% 6,730.69
15562069 266,000.00 265,998.98 265,998.98 0.00 0.00 0.00 Voluntary PIF 05/03/2006 0.00 5.200% 5,532.78
15562184 167,000.00 166,093.91 165,961.27 0.00 0.00 0.00 Voluntary PIF 05/15/2006 132.64 7.375% 0.00
15563091 257,000.00 256,999.97 256,999.97 0.00 0.00 0.00 Voluntary PIF 05/24/2006 0.00 6.500% 6,681.99
15563133 202,500.00 202,500.00 202,500.00 0.00 0.00 0.00 Voluntary PIF 05/24/2006 0.00 5.925% 4,799.25
15564354 242,000.00 241,999.80 241,999.80 0.00 0.00 0.00 Voluntary PIF 05/08/2006 0.00 7.050% 0.00
15564362 150,000.00 149,035.17 148,894.33 0.00 0.00 0.00 Voluntary PIF 05/23/2006 140.84 6.500% 0.00
15564545 290,700.00 290,325.89 290,261.88 0.00 0.00 0.00 Voluntary PIF 05/03/2006 64.01 9.050% 0.00
15564966 131,000.00 130,383.59 130,278.66 0.00 0.00 0.00 Voluntary PIF 05/10/2006 104.93 7.300% 0.00
15564990 160,000.00 158,885.29 158,787.35 0.00 0.00 0.00 Voluntary PIF 05/04/2006 97.94 8.875% 3,179.65
15565039 305,000.00 302,942.29 302,642.17 0.00 0.00 0.00 Voluntary PIF 05/10/2006 300.12 6.250% 7,570.02
15567894 325,000.00 324,187.93 324,021.64 0.00 0.00 0.00 Voluntary PIF 05/24/2006 166.29 9.500% 3,417.69
15569510 158,000.00 157,265.25 157,140.15 0.00 0.00 0.00 Voluntary PIF 05/31/2006 125.10 7.360% 4,629.05
15569916 135,000.00 134,763.40 134,723.04 0.00 0.00 0.00 Voluntary PIF 05/10/2006 40.36 7.990% 4,306.74
15570237 156,000.00 155,828.31 155,793.20 0.00 0.00 0.00 Voluntary PIF 05/25/2006 35.11 8.950% 0.00
06/21/2006 7:56 am

Distribution Date: Jun 26, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-NC1, Mortgage Pass-Through Certificates, Series 2006-NC1
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
GROUP 1
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
15570971 389,300.00 388,328.67 388,170.55 0.00 0.00 0.00 Voluntary PIF 05/31/2006 158.12 6.900% 10,718.02
15571110 184,000.00 184,000.00 184,000.00 0.00 0.00 0.00 Voluntary PIF 05/02/2006 0.00 8.600% 0.00
15571409 175,000.00 174,590.88 174,507.76 0.00 0.00 0.00 Voluntary PIF 05/02/2006 83.12 6.300% 4,399.71
15572936 117,200.00 116,725.79 116,629.25 0.00 0.00 0.00 Voluntary PIF 05/31/2006 96.54 7.125% 0.00
15595200 60,000.00 58,795.64 58,618.82 0.00 0.00 0.00 Voluntary PIF 05/11/2006 176.82 8.325% 1,955.18
15595416 141,600.00 140,820.29 140,706.18 0.00 0.00 0.00 Voluntary PIF 05/26/2006 114.11 7.300% 4,106.26
15595515 256,000.00 255,265.53 255,158.21 0.00 0.00 0.00 Voluntary PIF 05/05/2006 107.32 6.800% 6,945.46
15595960 225,000.00 224,685.99 224,632.31 0.00 0.00 0.00 Voluntary PIF 05/26/2006 53.68 8.775% 7,883.72
15596075 162,497.00 161,951.56 161,859.32 0.00 0.00 0.00 Voluntary PIF 05/24/2006 92.24 5.650% 3,662.19
15596117 340,000.00 339,370.76 339,263.49 0.00 0.00 0.00 Voluntary PIF 05/02/2006 107.27 7.800% 0.00
15596414 71,500.00 70,716.71 70,683.82 0.00 0.00 0.00 Voluntary PIF 05/30/2006 32.89 6.850% 1,947.09
15596638 175,000.00 174,504.41 174,420.29 0.00 0.00 0.00 Voluntary PIF 05/03/2006 84.12 6.275% 4,379.57
15596984 321,000.00 320,619.78 320,542.07 0.00 0.00 0.00 Voluntary PIF 05/26/2006 77.71 8.700% 11,157.61
15597321 154,000.00 153,558.77 153,485.20 0.00 0.00 0.00 Voluntary PIF 05/31/2006 73.57 6.300% 3,867.15
15597362 288,000.00 287,451.52 287,358.05 0.00 0.00 0.00 Voluntary PIF 05/12/2006 93.47 7.700% 8,852.86
15597792 378,400.00 377,669.10 377,544.55 0.00 0.00 0.00 Voluntary PIF 05/31/2006 124.55 7.650% 11,551.08
15599269 171,000.00 170,642.93 170,582.13 0.00 0.00 0.00 Voluntary PIF 05/04/2006 60.80 7.375% 5,033.56
15599293 194,375.44 194,040.72 193,975.24 0.00 0.00 0.00 Voluntary PIF 05/23/2006 65.48 7.550% 5,858.01
15599335 276,000.00 275,489.21 275,402.13 0.00 0.00 0.00 Voluntary PIF 05/05/2006 87.08 7.800% 0.00
15599509 272,000.00 271,475.75 271,369.06 0.00 0.00 0.00 Voluntary PIF 05/18/2006 106.69 7.000% 7,601.36
15600026 180,000.00 179,767.27 179,719.74 0.00 0.00 0.00 Voluntary PIF 05/01/2006 47.53 8.400% 6,042.17
15600299 393,750.00 392,933.60 392,794.58 0.00 0.00 0.00 Voluntary PIF 05/24/2006 139.02 7.400% 11,629.90
15601602 253,000.00 252,504.31 252,419.85 0.00 0.00 0.00 Voluntary PIF 05/02/2006 84.46 7.600% 7,678.72
15601743 220,000.00 219,301.24 219,182.78 0.00 0.00 0.00 Voluntary PIF 05/10/2006 118.46 5.850% 5,131.00
15602014 155,000.00 154,523.79 154,426.51 0.00 0.00 0.00 Voluntary PIF 05/31/2006 97.28 8.500% 0.00
15602154 262,500.00 262,254.68 262,204.44 0.00 0.00 0.00 Voluntary PIF 05/16/2006 50.24 9.500% 9,965.71
15602220 287,200.00 285,932.61 285,808.13 0.00 0.00 0.00 Voluntary PIF 05/26/2006 124.48 6.750% 7,734.37
15602451 140,000.00 139,376.10 139,269.81 0.00 0.00 0.00 Voluntary PIF 05/31/2006 106.29 7.575% 1,393.76
15602865 150,000.00 149,422.22 149,304.52 0.00 0.00 0.00 Voluntary PIF 05/18/2006 117.70 7.375% 4,403.69
15603509 280,000.00 279,495.96 279,393.50 0.00 0.00 0.00 Voluntary PIF 05/17/2006 102.46 7.250% 8,112.73
15603947 425,000.00 422,075.64 421,962.67 0.00 0.00 0.00 Voluntary PIF 05/23/2006 112.97 8.990% 0.00
15604267 243,750.00 243,525.29 243,479.33 0.00 0.00 0.00 Voluntary PIF 05/09/2006 45.96 9.550% 0.00
15604515 595,000.00 593,850.06 593,616.04 0.00 0.00 0.00 Voluntary PIF 05/16/2006 234.02 6.990% 16,604.14
15606023 262,160.00 261,959.19 261,959.19 0.00 0.00 0.00 Voluntary PIF 05/11/2006 0.00 7.325% 7,673.93
15606924 232,000.00 231,744.69 231,692.48 0.00 0.00 0.00 Voluntary PIF 05/17/2006 52.21 8.950% 8,296.49
15606999 296,000.00 295,633.68 295,558.84 0.00 0.00 0.00 Voluntary PIF 05/23/2006 74.84 8.550% 0.00
06/21/2006 7:56 am

Distribution Date: Jun 26, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-NC1, Mortgage Pass-Through Certificates, Series 2006-NC1
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
GROUP 1
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
15607229 260,000.00 259,275.41 259,127.22 0.00 0.00 0.00 Voluntary PIF 05/02/2006 148.19 8.975% 0.00
15607468 263,000.00 262,586.98 262,507.81 0.00 0.00 0.00 Voluntary PIF 05/19/2006 79.17 7.950% 8,351.11
15607591 185,000.00 184,158.74 183,987.73 0.00 0.00 0.00 Voluntary PIF 05/30/2006 171.01 6.525% 4,801.05
15607609 238,500.00 238,152.82 238,081.99 0.00 0.00 0.00 Voluntary PIF 05/22/2006 70.83 7.990% 7,611.40
15608185 145,000.00 144,683.46 144,619.11 0.00 0.00 0.00 Voluntary PIF 05/31/2006 64.35 6.550% 3,790.72
15608409 27,700.00 1,904.57 1,681.11 0.00 0.00 0.00 Voluntary PIF 05/05/2006 223.46 9.800% 0.00
15608623 286,000.00 285,666.21 285,597.98 0.00 0.00 0.00 Voluntary PIF 05/01/2006 68.23 8.750% 0.00
15608854 297,500.00 297,213.53 297,154.88 0.00 0.00 0.00 Voluntary PIF 05/01/2006 58.65 9.400% 11,177.98
15609134 272,000.00 271,643.16 271,570.29 0.00 0.00 0.00 Voluntary PIF 05/09/2006 72.87 8.350% 0.00
15609332 171,000.00 170,807.66 170,768.60 0.00 0.00 0.00 Voluntary PIF 05/23/2006 39.06 8.900% 0.00
15611866 262,500.00 261,241.61 260,985.98 0.00 0.00 0.00 Voluntary PIF 05/03/2006 255.63 6.250% 6,531.12
15640469 300,000.00 297,952.68 297,690.10 0.00 0.00 0.00 Voluntary PIF 05/16/2006 262.58 6.900% 8,218.37
Total:
70
15,946,582.44
15,873,811.59
7,153.30
15,866,658.29
0.00
0.00
0.00
323,432.45
06/21/2006 7:56 am

Distribution Date: Jun 26, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-NC1, Mortgage Pass-Through Certificates, Series 2006-NC1
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Loan Detail Report
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #
MATERIAL MODIFICATIONS, EXTENSIONS, WAIVERS LOAN DETAIL REPORT
06/21/2006 7:56 am

Distribution Date: Jun 26, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-NC1, Mortgage Pass-Through Certificates, Series 2006-NC1
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Loan Detail Report
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #
MATERIAL BREACHES LOAN DETAIL REPORT
06/21/2006 7:56 am